Bank loans (Tables)	6 Months Ended
Jun. 30, 2025
Bank Loans
Schedule of bank loans

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Bank loans repayable:
Within one year	1,036,305	8,134,892	7,999,165

In the second to fifth years, inclusive	4,470,393	35,092,141	34,692,766
More than five years	2,927,329	22,979,236	27,492,958
	7,397,722	58,071,377	62,185,724

	8,434,027	66,206,269	70,184,889